Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
INVESTMENTS	INVESTMENTS
At December 31, 2025 and 2024, the Plan's assets were invested in common stock, mutual funds, collective investment trusts, and a Managed Income Fund, which includes synthetic investment contracts (see Note 5, "Synthetic Investment Contracts"), as well as bonds. Subject to certain limitations, participants are provided the option of directing their contributions among the investment options. The Plan also holds an interest in the non-participant directed Eastman ESOP Fund, which invests in Eastman Chemical Company common stock and short-term interest funds. The following table presents the Plan's investments by type at December 31, 2025 and 2024.

(in thousands)	2025	2024

Cash and Cash Equivalents	$4,563	$5,617
Common stock - Eastman Chemical Company	216,548	265,688
Common stock - other	124,441	121,904
Mutual funds	178,543	169,871
Collective investment trusts	2,445,950	2,213,427
Managed Income Fund	365,774	479,647
Self-directed brokerage account	189,523	178,806
Total	$3,525,342	$3,434,960

The following investment options, which invest primarily in common stock of the Plan Sponsor, were available to participants in 2025:

Eastman Stock Fund
This participant-directed fund is primarily comprised of Eastman common stock. Purchases and sales of Eastman common stock are generally conducted on the open market, as selected by Plan participants. During 2025, the Trustee purchased 987,100 shares of Eastman common stock for the fund at an average price of $70.41 per share and sold 452,534 shares of Eastman common stock for the fund at an average price of $75.50 per share. Dividends paid from the Eastman Stock Fund totaled $4.7 million in 2025.

Eastman ESOP Fund
This non-participant directed fund primarily consists of Eastman common stock. Purchases and sales of Eastman common stock are generally conducted on the open market, on behalf of its participants and as directed by the Plan's guidelines. During 2025, the Trustee purchased 218,100 shares of Eastman common stock for the fund at an average price of $92.51 per share and sold 269,513 shares of Eastman common stock for the fund at an average price of $76.38 per share. Participants can elect to have the dividends paid in cash or reinvested back into the Eastman ESOP Fund. Dividends paid from the Eastman ESOP Fund totaled $6.3 million in 2025.